Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jul. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment, Net
Property and equipment	¥ 45,492,698				¥ 41,454,672
Less: Accumulated depreciation	(18,684,876)				(15,559,399)
Less: Accumulated impairment	(2,711)				(2,369)
Total property, plant and equipment, net	26,805,111			$ 3,741,849	25,892,904
Depreciation expenses	3,493,303	¥ 2,647,932
Restricted as collateral
Property, Plant and Equipment, Net
Total property, plant and equipment, net	731,222				1,131,796
Restricted as collateral | Subsequent event
Property, Plant and Equipment, Net
Total property, plant and equipment, net			¥ 694,493
Mold and tooling
Property, Plant and Equipment, Net
Property and equipment	9,250,807				7,108,020
Production facilities
Property, Plant and Equipment, Net
Property and equipment	9,045,133				6,845,010
Charging & battery swap equipment
Property, Plant and Equipment, Net
Property and equipment	8,617,932				7,761,253
Leasehold improvements
Property, Plant and Equipment, Net
Property and equipment	6,365,822				6,124,611
Construction in process
Property, Plant and Equipment, Net
Property and equipment	2,064,631				3,616,078
Computer and electronic equipment
Property, Plant and Equipment, Net
Property and equipment	1,923,728				1,922,333
Corporate vehicles
Property, Plant and Equipment, Net
Property and equipment	1,839,294				1,949,132
R&D equipment
Property, Plant and Equipment, Net
Property and equipment	1,671,450				1,635,821
Purchased software
Property, Plant and Equipment, Net
Property and equipment	1,369,918				1,349,419
Buildings and constructions
Property, Plant and Equipment, Net
Property and equipment	914,360				913,281
Subscription vehicles
Property, Plant and Equipment, Net
Property and equipment	818,976				799,846
Others
Property, Plant and Equipment, Net
Property and equipment	¥ 1,610,647				¥ 1,429,868